SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($)	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018
SELECTED QUARTERLY FINANCIAL DATA
Net sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Gross profit	0	0	0	0	0	0	0	0
Operating loss	(1,524,305)	(1,572,261)	(1,507,366)	(1,767,824)	(2,233,415)	(1,620,134)	(2,013,845)	(1,582,373)	(6,371,757)	(7,449,767)
Net loss	$ (828,144)	$ (1,289,162)	$ 169,962	$ (2,600,237)	$ (1,435,207)	$ (2,212,640)	$ (1,555,361)	$ 389,176	$ (4,547,582)	$ (4,814,032)
Net income (loss) per share - basic and diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.01)	$ 0.00	$ (0.03)	$ (0.03)
Weighted average shares - basic	172,575,820	168,396,553	163,285,738	161,057,300	159,778,165	150,550,189	150,302,013	150,144,575
Weighted average shares - diluted	172,575,820	168,396,553	168,620,980	161,057,300	159,778,165	150,550,189	150,302,013	163,527,032